Commitments And Contingent Liabilities (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loss Contingencies [Line Items]
Royalties expenses	$ 12,196	$ 9,878	$ 7,559
Outstanding buy-back obligations	1,680,000
Guarantees issued by banks to secure certain advances from customers and performance bonds	2,470,696
Purchase commitments	$ 2,626,000	$ 2,248,000
Maximum
Loss Contingencies [Line Items]
Percentage of total sales of products developed within framework of research and development activity program	5.00%
Maximum amount of royalties paid, percentage	150.00%
Minimum
Loss Contingencies [Line Items]
Percentage of total sales of products developed within framework of research and development activity program	2.00%
Maximum amount of royalties paid, percentage	100.00%